Annual Operating Expenses - FidelityHerefordStreetTrustFunds-RetailComboPRO - FidelityHerefordStreetTrustFunds-RetailComboPRO - Fidelity Money Market Fund - Fidelity Money Market Fund	Jun. 29, 2023
Operating Expenses:
Management fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.42%